CONSOLIDATED STATEMENTS OF CASH FLOWS(USD ($)) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 7,271	$ 1,637	$ (8,486)
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and impairment	4,049	5,546	12,710
Gain from obtaining control in a subsidiary previously accounted for by the equity method	(3,299)
Accrued interest and exchange rate changes of debenture and long-term loans	21	118	135
Accrued severance pay, net	(397)	91	487
Gain from sale of property and equipment, net	(195)	(271)	(95)
Equity in losses (gains) of affiliate	(340)	(38)	1,634
Amortization of stock-based compensation	374	265	515
Impairment loss of loan to minority shareholder in subsidiary			489
Decrease in restricted cash	27	15	10
Increase in trade receivables, net	(1,270)	(1,572)	(1,462)
Decrease in other accounts receivable and prepaid expenses	148	46	373
Decrease (increase) in inventories	(685)	732	(731)
Deferred income taxes	1,272	847	170
Decrease (increase) in long-term accounts receivable	(4)	234	(177)
Increase in trade payables	1,290	960	452
Increase (decrease) in other accounts payable and accrued expenses	1,449	(274)	2,457
Net cash provided by operating activities	9,711	8,341	8,481
Cash flows from investing activities:
Purchase of property and equipment	(4,663)	(4,033)	(4,445)
Proceeds from sale of property and equipment	1,216	1,733	1,050
Investment and loans/Repayments in affiliate	137	(669)	(1,740)
Acquisition of subsidiary (a)	(3,973)	(251)
Purchase of business activity (b)		(3,125)
Proceeds from sale of investments in previously consolidated subsidiaries (c)			39
Net cash used in investing activities	(7,283)	(6,345)	(5,096)
Cash flows from financing activities:
Receipt of long-term loans from banks	7,127	11,670	8,384
Repayment of long-term loans from banks	(10,137)	(12,253)	(8,937)
Repayment of long-term loans from others			(1,071)
Dividend paid to non-controlling interest		(1,215)	(1,595)
Proceeds from issuance of shares and exercise of options, net of issuance costs	7	1,947	281
Short-term bank credit, net	563	(345)	(1,002)
Net cash used in financing activities	(2,440)	(196)	(3,940)
Effect of exchange rate on cash and cash equivalents	(324)	417	(210)
Increase (decrease) in cash and cash equivalents	(336)	2,217	(765)
Cash and cash equivalents at the beginning of the year	3,685	1,468	2,233
Cash and cash equivalents at the end of the year	3,349	3,685	1,468
Fair value of assets acquired and liabilities assumed at date of acquisition:
Working capital (Cash and cash equivalent excluded)	130
Property and equipment	2,486	22
Technology		58
Other intangible assets	1,690
Goodwill	4,894	304
Long term loans from banks and others	(1,342)
Investment in subsidiary previously accounted for by the equity method	(3,885)
Non controlling Interest		(133)
Cost of subsidiary	3,973	251
(b) Purchase of business activity:
Working capital, net		27
Property and equipment		112
Customer list		1,364
Goodwill		1,669
Accrued severance pay, net		(23)
Employee accruals		(24)
Purchase of activity		3,125
The subsidiaries' assets and liabilities at date of sale:
Working capital (excluding cash and cash equivalents)		7	32
Non-controlling interests		241	426
Loss from sale of subsidiaries		(248)	(110)
Receivables for sale of investments in subsidiaries			(309)
Proceeds from sale of subsidiaries			39
(d) Non-cash investing activity:
Purchase of property and equipment	392	90	309
Purchase of property and equipment at finance lease	3	17	28
Dividend payable for non controlling interest in a consolidated subsidiary	1,311
Cash paid during the year for:
Interest	1,189	1,528	1,456
Income taxes	$ 114	$ 52	$ 38